CONSOLIDATED STATEMENT OF FINANCIAL POSITION - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets
Goodwill	€ 785,182	€ 785,182
Intangible assets	837,938	645,797
Property, plant and equipment	1,069,652	850,550
Investments and other financial assets	38,716	32,134
Deferred tax assets	73,683	60,744
Total non-current assets	2,805,171	2,374,407
Inventories	420,051	391,064
Trade receivables	231,439	211,399
Receivables from financing activities	966,448	878,496
Current tax receivables	21,078	128,234
Other current assets	92,830	64,295
Current financial assets	11,409	10,174
Cash and cash equivalents	897,946	793,664
Total current assets	2,641,201	2,477,326
Total assets	5,446,372	4,851,733
Equity and liabilities
Equity attributable to owners of the parent	1,481,290	1,348,722
Non-controlling interests	5,998	5,117
Total equity	1,487,288	1,353,839
Employee benefits	88,116	86,575
Provisions	165,572	182,539
Deferred tax liabilities	82,208	39,142
Debt	2,089,737	1,927,167
Other liabilities	800,015	589,743
Other financial liabilities	14,791	11,342
Trade payables	711,539	653,751
Current tax payables	7,106	7,635
Total equity and liabilities	€ 5,446,372	€ 4,851,733